Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Change in Benefit Obligation

The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets as well as a statement of the funded status and balance sheet reporting for these plans.

	Pension Benefits		Other Benefits
Years Ended December 31,	2015	2014	2015	2014
	(In thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$(300,339)	$(258,423)	$(39,169)	$(46,614)
Service cost	(5,505)	(5,453)	(52)	(49)
Interest cost	(9,116)	(10,757)	(1,301)	(1,647)
Participant contributions	(109)	(109)	(5)	(7)
Actuarial gain (loss)	12,108	(28,971)	1,720	4,392
Acquisitions	—	(25,283)	—	—
Settlements	1,579	—	—	—
Curtailments	128	359	—	—
Foreign currency exchange rate changes	12,132	13,708	4,691	2,704
Benefits paid	13,917	14,590	1,803	2,052

Benefit obligation, end of year	$(275,205)	$(300,339)	$(32,313)	$(39,169)

Change in Plan Assets

	Pension Benefits		Other Benefits
Years Ended December 31,	2015	2014	2015	2014
	(In thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	$216,754	$198,367	$—	$—
Actual return on plan assets	2,569	20,223	—	—
Employer contributions	5,706	7,992	1,798	2,045
Plan participant contributions	109	109	5	7
Acquisitions	—	9,360	—	—
Settlements	(1,579)	—	—	—
Foreign currency exchange rate changes	(5,270)	(4,707)	—	—
Benefits paid	(13,917)	(14,590)	(1,803)	(2,052)

Fair value of plan assets, end of year	$204,372	$216,754	$—	$—

Funded status, end of year	$(70,833)	$(83,585)	$(32,313)	$(39,169)

Amounts Recognized in Balance Sheets
Amounts recongized in the balance sheets:
Prepaid benefit cost	$7,219	$5,689	$—	$—
Accrued benefit liability (current)	(3,173)	(3,628)	(1,962)	(2,188)
Accrued benefit liability (noncurrent)	(74,879)	(85,646)	(30,351)	(36,981)

Net funded status	$(70,833)	$(83,585)	$(32,313)	$(39,169)

Components of Net Periodic Benefit Costs

The following table provides the components of net periodic benefit costs for the plans.

	Pension Benefits			Other Benefits
Years Ended December 31,	2015	2014	2013	2015	2014	2013
	(In thousands)
Components of net periodic benefit cost:
Service cost	$5,505	$5,453	$5,554	$52	$49	$125
Interest cost	9,116	10,757	9,310	1,301	1,647	1,910
Expected return on plan assets	(12,518)	(12,468)	(11,066)	—	—	—
Amortization of prior service credit	(44)	(48)	(54)	(87)	(100)	(108)
Curtailment gain	(128)	(359)	—	—	—	—
Settlement loss	128	—	—	—	—	—
Net loss recognition	5,082	4,154	6,388	328	315	932

Net periodic benefit cost	$7,141	$7,489	$10,132	$1,594	$1,911	$2,859

Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost Amounts

The following table presents the assumptions used in determining the benefit obligations and the net periodic benefit cost amounts.

	Pension Benefits		Other Benefits
Years Ended December 31,	2015	2014	2015	2014
Weighted average assumptions for benefit obligations at year end:
Discount rate	3.6%	3.2%	4.0%	3.7%
Salary increase	3.5%	3.3%	N/A	N/A
Weighted average assumptions for net periodic cost for the year:
Discount rate	3.2%	4.1%	3.7%	4.4%
Salary increase	3.5%	3.9%	N/A	N/A
Expected return on assets	6.7%	6.7%	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	N/A	N/A	5.5%	5.5%
Rate that the cost trend rate gradually declines to	N/A	N/A	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	N/A	N/A	2022	2016

Effect of One Percentage - Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in the assumed health care cost trend rates would have the following effects on 2015 expense and year-end liabilities.

	1% Increase	1% Decrease
	(In thousands)
Effect on total of service and interest cost components	$134	$(110)
Effect on postretirement benefit obligation	$2,996	$(2,484)

Fair Values of Pension Plan Assets by Asset Category

The following table presents the fair values of the pension plan assets by asset category.

	December 31, 2015				December 31, 2014
	Fair Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Market Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)				(In thousands)
Asset Category:
Equity securities(a)
Large-cap fund	$77,618	$3,266	$74,352	$—	$82,816	$3,414	$79,402	$—
Mid-cap fund	14,427	957	13,470	—	15,276	1,448	13,828	—
Small-cap fund	19,260	461	18,799	—	19,952	312	19,640	—
Debt securities(b)
Government bond fund	26,827	1,387	25,440	—	29,121	1,244	27,877	—
Corporate bond fund	24,975	3,194	21,781	—	27,485	3,815	23,670	—
Fixed income fund(c)	40,989	—	40,989	—	41,975	—	41,975	—
Cash & equivalents	276	276	—	—	129	129	—	—

Total	$204,372	$9,541	$194,831	$—	$216,754	$10,362	$206,392	$—

(a)	This category includes investments in actively managed and indexed investment funds that invest in a diversified pool of equity securities of companies located in the U.S., Canada, Western Europe and other developed countries throughout the world. The Level 1 funds are valued at fair market value obtained from quoted market prices in active markets. The Level 2 funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
(b)	This category includes investments in investment funds that invest in U.S. treasuries; other national, state and local government bonds; and corporate bonds of highly rated companies from diversified industries. The Level 1 funds are valued at fair market value obtained from quoted market prices in active markets. The Level 2 funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
(c)	This category includes guaranteed insurance contracts.

Benefits Expected to be Paid in Subsequent Years from Our Pension and Other Postretirement as Well as Medicare Subsidy Receipts

Because our pension plans are primarily funded plans, the anticipated benefits with respect to these plans will come primarily from the trusts established for these plans.

			Medicare
	Pension	Other	Subsidy
	Plans	Plans	Receipts
	(In thousands)
2016	$16,173	$2,097	$87
2017	17,795	2,044	80
2018	17,886	1,970	72
2019	18,816	1,890	65
2020	17,170	1,827	57
2021-2025	94,434	8,569	188

Total	$182,274	$18,397	$549

Summary of Accumulated Other Comprehensive Loss, Changes in these Amounts and Expected Amortization of these Amounts as Components of Net Periodic Benefit Cost

The pre-tax amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2015, the changes in these amounts during the year ended December 31, 2015, and the expected amortization of these amounts as components of net periodic benefit cost for the year ended December 31, 2016 are as follows.

	Pension	Other
	Benefits	Benefits
	(In thousands)
Components of accumulated other comprehensive loss:
Net actuarial loss	$51,720	$2,515
Net prior service credit	(81)	(40)

	$51,639	$2,475

	Pension	Other
	Benefits	Benefits
	(In thousands)
Changes in accumulated other comprehensive loss:
Net actuarial loss, beginning of year	$61,333	$4,679
Amortization cost	(5,082)	(328)
Curtailment gain recognized	128	—
Settlement loss recognized	(128)	—
Actuarial gain	(12,236)	(1,720)
Asset loss	9,949	—
Currency impact	(2,244)	(116)

Net actuarial loss, end of year	$51,720	$2,515

Prior service credit, beginning of year	$(94)	$(143)
Amortization credit	44	87
Currency impact	(31)	16

Prior service credit, end of year	$(81)	$(40)

	Pension	Other
	Benefits	Benefits
	(In thousands)
Expected 2016 amortization:
Amortization of prior service credit	$(43)	$(40)
Amortization of net loss	2,709	220

	$2,666	$180